DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Number of shares held under the Directors' deferred compensation plan	1,731	1,731	1,731
Deferred compensation expense	$ 28	$ 27	$ 18
Deferred compensation liability	180	287
Earnings on bank owned life insurance	134	140	136
Bank owned life insurance	4,410	4,276
Death benefits	10,900
Current portion of asset retirement obligation	115	111	90
Paid To Beneficiaries [Member]
Death benefits	2,700
Paid To Company [Member]
Death benefits	8,200
Executive Life Insurance [Member]
Current portion of asset retirement obligation	$ 34	$ 35	$ 28